Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents		$ 13,206,006	$ 1,593,037
Accounts receivable, net		1,237,290	1,081,866
Contract assets		46,347	528,342
Other current assets		578,783	153,241
Due from related party		29,733
Total current assets		15,098,159	3,356,486
Non-current assets
Property and equipment, net		218,450	731
Right-of-use assets, net		721,176	104,911
Deposits		2,179,519	21,549
Total non-current assets		3,119,145	127,191
TOTAL ASSETS		18,217,304	3,483,677
Current liabilities
Accounts payable		334,923	327,992
Accrual and other liabilities		122,783	205,875
Contract liabilities		765,229	1,048,934
Operating lease liabilities, current		300,824	58,561
Income taxes payable		293,088	28,230
Total current liabilities		1,816,847	1,669,592
Non-current liabilities
Operating lease liabilities, non-current		407,622	33,557
Total non-current liabilities		407,622	33,557
TOTAL LIABILITIES		2,224,469	1,703,149
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid in capital		13,801,234	117,320
Retained earnings		2,078,949	1,519,286
Accumulated other comprehensive income		112,596	143,872
Total shareholders’ equity		15,992,835	1,780,528
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		18,217,304	3,483,677
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	25	19
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	$ 31	$ 31

[1]	Retroactively presented for the reorganization as described in Note 1.